Supplement dated October 1, 1997 to the:


Prospectus of the Advantus Series Fund, Inc. dated May 1, 1997
Prospectus of the Minnesota Mutual Variable Fund D dated May 1, 1997 Prospectus of the Minnesota Mutual Variable Annuity Account dated May 1, 1997 Prospectus of the Minnesota Mutual Variable Life Account dated May 1, 1997 Prospectus of the Minnesota Mutual Group Variable Annuity Account dated May 1,
     1997
Prospectus of the Minnesota Mutual Variable Universal Life Account dated
     May 1, 1997


Effective October 1, 1997, MIMLIC Sales Corporation changed its name to Ascend Financial Services, Inc. ("Ascend"). Ascend remains a wholly-owned subsidiary of MIMLIC Asset Management Company, which is a wholly-owned subsidiary of The Minnesota Mutual Life Insurance Company. Ascend is a registered broker-dealer under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers, Inc. and is the principal underwriter of the variable annuity contracts and variable life insurance policies issued by Minnesota Mutual. All references in the prospectus to MIMLIC Sales Corporation shall mean Ascend Financial Services, Inc. as of that date.

The portfolio manager of the Micro-Cap Value Portfolio has left the employ of Keystone Investment Management Company, and the sub-advisory agreement between Advantus Capital Management, Inc. and the sub-adviser for this Portfolio, has been terminated.

In addition, the public offering of the Micro-Cap Value Portfolio of Advantus Series Fund, Inc., which was scheduled to be made available to variable annuity contracts and variable life insurance policies on October 1, 1997, will be postponed until further notice in order to complete a search for a qualified portfolio manager.

The public offering of the Macro-Cap Value Portfolio of Advantus Series Fund, Inc., also scheduled to be made available to variable annuity contracts and variable life insurance policies on October 1, 1997, will be postponed until October 15, 1997, to allow for the completion of computer systems development.












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F. 51522 10-1997